As filed with the Securities and Exchange Commission on May 31, 2000
Registration No. 33 -7339
811-4757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    27

REGISTRATION STATEMENT UNDER 	THE INVESTMENT COMPANY ACT
OF 1940, as amended

Amendment No.     28    [X]

Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)

(212) 816-6474
(Registrant's Telephone Number, including Area Code)

Christina T. Sydor, Secretary
Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):

[  ]  Immediately upon filing pursuant to paragraph b
[  ]   on February 14, 2000 pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[X ]   75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment





Part A-Combined Prospectus for the Biotechnology Fund,
Global Media & Telecommunications Fund and Global
Technology Fund

        [LOGO OF SMITH BARNEY MUTUAL FUNDS]


        P R O S P E C T U S

        Biotechnology Fund
        Global Media &
        Telecommunications Fund
        Global Technology Fund

        Class A,B,L and Y Shares
        -------------------------------------
        August, 20000


        The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Investments, risks and
performance..................   2
  Smith Barney Biotechnology
Fund.......................   2
  Smith Barney Global Media & Telecommunications
Fund.......................   7
  Smith Barney Global Technology
Fund..........................  12
More on the funds'
investments..............  16
Feeder fund
structure....................  17
Management...................  18
Subscription offering period......20
Choosing a class of shares to buy......  21
Comparing the fund's
classes.....................22
Sales charges...............  23
More about deferred sales charges............  25
Buying shares...................  26
Exchanging shares...............  27
Redeeming shares...................  29
Other things to know about share
transactions.......................  31
Salomon Smith Barney Retirement
Programs...........................  32
Dividends, distributions and
taxes..........................  33
Share
price........................  34

Each fund is a separate series of Smith Barney Sector
Series Inc., a Maryland
corporation.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.



Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Biotechnology Fund

Investment objective
Smith Barney Biotechnology Fund (the "Biotechnology
Fund") seeks long-term cap-
ital appreciation by investing primarily in common stocks.

The Biotechnology Fund is a feeder fund in a master/feeder structure. Accord-ingly, the fund does not buy individual securities directly. Instead, it invests all of its assets in the Biotechnology Master
Portfolio ("Master Port-
folio"), a series of Master Sector Portfolio Trust
("MSP"), a registered open-
end management investment company. The Master Portfolio seeks long-term capital appreciation by investment primarily in common stocks.

In addition to selling its shares to the fund, the Master
Portfolio will sell
and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal Investment Strategies
Key investments The Master Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, develop-ment, and manufacture of various biotechnological products, services, and processes. These companies may include, but are not limited to, the following: companies involved with applications and developments in such areas as health care; pharmaceuticals; agricultural and veterinary applications; chemicals; medical/surgical; and industrial applications. They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological and biomedical processes or services;
companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies related to any of the above.

The Master Portfolio may also invest its assets in securities of companies that distribute biotechnological and biomedical products, including without limitation devices and instruments, and companies that benefit significantly from scientific and technological advances in biotechnology. The Master
Portfolio may invest its assets in securities of foreign and domestic issuers.
The Master Portfolio invests primarily in companies with medium and large mar-ket capitalizations. To a lesser extent, the Master
Portfolio also may invest
in common stocks of companies with small market

Sector Funds
capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Master Portfolio normally invests at least 80% of its assets in companies doing business in the biotechnology sector. The remainder of the Master Portfolio's assets are not required to be invested in that sec-tor. The Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;
 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Master Portfolio relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Master Portfolio may lend its securities to earn income for the Master
Portfolio.

The Master Portfolio may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The Master Portfolio may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the Master Portfolio's strate-gies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the Biotechnology Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-
  ferent parts of the market can react differently to these developments.


Smith Barney Mutual Funds

 . Foreign markets can be more volatile than the U.S.
market because of
  increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S.
market. Currency fluc-
  tuations may adversely impact the fund's investments.
 . The biotechnology industry can be significantly affected by patent considera-
  tions, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-
  gerial resources.
 . The Master Portfolio is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Master Portfolio concentrates its assets in fewer issuers, the Master
  Portfolio will be more susceptible to negative events affecting those issuers. The Master Portfolio's investments are spread across the sector on which it focuses. However, because those investments are limited to a compar-
  atively narrow segment of the economy, the Master
Portfolio's investments are
  not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
 . The judgment of the Master Portfolios' manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the biotech-
  nology sector
 . Are seeking capital appreciation and can tolerate short-term volatility.
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Sector Funds

Performance
The Biotechnology Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Bio-technology Fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A
Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             5.00%
None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*
5.00%   1.00%   None
                         Annual fund operating expenses
(expenses deducted from fund assets)            Class A
Class B Class L Class Y
Management fee**                                     %
%       %      %
Distribution and service
(12b-1) fees                                         %
%       %   None
Other expenses***                                    %
%       %      %
                                                 -----
-----   -----   ----
Total annual fund operating expenses                 %
%       %      %

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of
    1.00%.
** The "Management fee" includes an investment management fee payable by the
    Master Portfolio and an administration fee payable by the fund.
*** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-
    able by the Master Portfolio, the Underlying
Portfolios and the fund, and
    has been estimated based on expenses the fund expects to incur during its first fiscal year.
**** Management has agreed to cap the fund's other expenses at %. Management may not discontinue or modify this cap without the approval of the fund's trustees. As a result of the expense cap, the total annual fund operating expenses will not exceed % for Class A Shares and % for Class D Shares.


Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $       $
Class B (redemption at end of period)   $       $
Class B (no redemption)                 $       $
Class L (redemption at end of period)   $       $
Class L (no redemption)                 $       $
Class Y (with or without redemption)    $       $


Sector Funds

 Investments, risks and performance

Smith Barney Global Media & Telecommunications Fund

Investment objective
Smith Barney Global Media & Telecommunications Fund (the
"Global Media & Tele-
communications Fund") seeks long-term capital appreciation by investing primar-ily in common stocks.

The Global Media & Telecommunications Fund is a feeder fund in a master/feeder structure. Accordingly, the fund does not buy individual securities directly.
Instead, it invests all of its assets in the Global Media
& Telecommunications
Master Portfolio ("Master Portfolio"), a series of Master
Sector Portfolio
Trust ("MSP"), a registered open-end management investment company. The Master
Portfolio seeks long-term capital appreciation by investing primarily in common stocks.

In addition to selling its shares to the fund, the Master
Portfolio will sell
and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal Investment Strategies
Key investments The Master Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, pro-duction, sale and distribution of goods or services used in the broadcast and media industries as well as, companies engaged in design, development, manufac-ture, distribution, or sale of communications services and equipment and compa-nies that are involved in supplying equipment or services to such companies.

The media and telecommunications sector includes without limitation advertising companies; companies that own, operate, or broadcast free or pay television, radio, or cable stations; theaters; film studios; television and movie programming, broadcasting and Internet access;
publishers or sellers of newspapers, magazines, books, or video products; printing, cable television and video companies and equipment providers; companies involved in emerging technologies for the broadcast and media industries; companies involved in the development, syndication, and transmission of television, movie programming, advertising, and cellular communications;
companies that offer


Smith Barney Mutual Funds
local and long-distance telephone service or equipment, wireless communica-tions, satellite communications; companies principally engaged in the develop-ment, manufacture, or sale of communications services or communications equipment. These companies may include companies that provide the following:
cellular, paging, and local and wide area product networks, service or equip-ment; microwave and cable television or equipment; and new technologies such as fiber optics, semiconductors, and data transmission; and companies that dis-tribute data-based information; and other companies involved in the ownership, operation, or development of media and telecommunications products or services.

The Master Portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The Master Portfolio invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Master Portfolio normally invests at least 80% of its assets in companies doing business in the media and telecommunications sector. The remainder of the Master Portfolio's assets are not required to be invested in that sector. The Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the
Master Portfolio's expenses. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;
 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Master Portfolio relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Master Portfolio may lend its securities to earn income for the Master
Portfolio.

Sector Funds

The Master Portfolio may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Master Portfolio may engage in foreign currency transac-tions solely to manage its exposure to foreign securities. If the Master Port-folio's strategies do not work as intended, the Master
Portfolio may not
achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the Global Media & Telecom-munications Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-
  ferent parts of the market can react differently to these developments.
 . The fund may invest a substantial portion of its assets in foreign securi-
  ties. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S.
market. Currency fluc-
  tuations may adversely impact the fund's investments.
 . The media industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation.
 . The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly (and adversely)affected by intense competition.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-
  gerial resources.
 . The Master Portfolio is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Master Portfolio concentrates its assets in fewer issuers, the Master
  Portfolio will be more susceptible to events affecting those issuers. The
  Master Portfolio's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the Master Portfolio's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Master
Portfolio tends to be more
  volatile than other mutual funds, and


Smith Barney Mutual Funds
  the values of its portfolio investments tend to go up and down more rapidly.
  As a result, the value of your investment in the fund may rise or fall rapid-
  ly.
 . The judgment of the Master Portfolio's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Media &
Telecommunications Fund may be an
appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the global media and telecommunications sector
 . Are seeking capital appreciation and can tolerate significant short-term vol-
  atility
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance
The Global Media & Telecommunications Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)    Class A
Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                    5.00%
None   1.00%   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value  at
purchase or redemption)                       None*
5.00%   1.00%   None

Sector Funds

                         Annual fund operating expenses

(expenses deducted from fund assets)  Class A Class B
Class L Class Y
Management fee**                           %       %
%       %
Distribution and service
(12b-1) fees                               %       %
%    None
Other expenses***                          %       %
%       %
                                       -----   -----   --
---   -----
Total annual fund operating expenses       %       %
%       %

   * You may buy Class A shares in amounts of $500,000 or
more at net asset
     value (without an initial sales charge) but if you
redeem those shares
     within 12 months of their purchase, you will pay a
deferred sales charge
     of 1.00%.
  ** The "Management fee" includes an investment
management fee payable by the
     Master Portfolio and an administration fee payable
by the fund.
 *** The fund is new, and therefore, has no historical
expense data. The amount
     set forth in "Other expenses" represents the
aggregate amount that is pay-
     able by the Master Portfolio, the Underlying
Portfolios and the fund, and
     has been estimated based on expenses the fund
expects to incur during its
     first full fiscal year.
**** Management has agreed to cap the fund's other
expenses at    %. Management
     may not discontinue or modify this cap without the
approval of the fund's
     trustees. As a result of the expense cap, the total
annual fund operating
     expenses will not exceed     % for Class A Shares
and     % for Class D
     Shares.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $      $

Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $

Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $

Class Y (with or without redemption)    $      $



Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Global Technology Fund

Investment objective
Smith Barney Global Technology Fund (the "Global
Technology Fund") seeks long-
term capital appreciation by investing primarily in common stocks.

The fund is a feeder fund in a master/feeder structure.
Accordingly, the fund
does not buy individual securities directly. Instead, it invests all of its assets in the Global Technology Master Portfolio ("Master
Portfolio"), a series
of Master Sector Portfolio Trust ("MSP"), a registered open-end management investment company. The Master Portfolio seeks long-term capital appreciation by investing primarily in common stocks.

In addition to selling its shares to the fund, the Master
Portfolio will sell
and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal Investment Strategies
Key investments The Master Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, commu-nications, health care, and biotechnology sectors. The
Master Portfolio may
invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The Master Portfolio invests primarily in companies with medium and large market capitalizations. To a lesser extent, the Master
Portfolio also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Master Portfolio normally invests at least 80% of its assets in companies doing business in the technology sector. The remainder of the Master Portfolio's assets are not required to be invested in that

Sector Funds
sector. The Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;
 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Master Portfolio relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Master Portfolio may lend its securities to earn income for the Master
Portfolio.

The Master Portfolio may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the Master Portfolio's exposure to changing security prices or other factors that affect security values. The Master Portfolio may engage in foreign cur-rency transactions solely to manage its exposure to foreign securities. If the
Master Portfolio's strategies do not work as intended, the Master Portfolio may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the Global Technology Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic develop-
  ments. Different parts of the market can react differently to these developments.
 . The Master Portfolio may invest a substantial portion of its assets in for-
  eign securities. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
  Currency fluctuations may adversely impact the fund's investments.


Smith Barney Mutual Funds

 . Technology companies can be significantly affected by obsolescence of exist-
  ing technology, short product cycles, falling prices and profits, and compe-
  tition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in govern-
  mental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or manage-
  rial resources.
 . The Master Portfolio is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Master Portfolio concentrates its assets in fewer issuers, the Master
  Portfolio will be more susceptible to negative events affecting those issuers. The Master Portfolio's investments are spread across the sector on which it focuses. However, because those investments are limited to a compar-
  atively narrow segment of the economy, the Master
Portfolio's investments are
  not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
 . The judgment of the Master Portfolio's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the technology sector
 . Are seeking capital appreciation and can tolerate significant short-term vol-
  atility
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

Sector Funds

Performance
The Global Technology Fund is new and does not yet have the performance infor-mation which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in
Global Technology Fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class
B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                   5.00%
None   1.00%    None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                      None*
5.00%   1.00%    None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class
B Class L Class Y
Management fee**                                 %
%       %       %
Distribution and service (12b-1) fees            %
%       %    None
Other expenses***                                %
%       %       %
                                             -----   ----
-   -----   -----
Total annual fund operating expenses         1.43%
2.18%   2.18%   1.18%

   *  You may buy Class A shares in amounts of $500,000
or more at net asset
      value (without an initial sales charge) but if you
redeem those shares
      within 12 months of their purchase, you will pay a
deferred sales charge
      of 1.00%.
  **  The Management fee" includes an investment
management fee payable by the
      Master Portfolio and an administration fee payable
by the fund.
 ***  The fund is new and therefore, has no historical
expense data. The
      amounts set forth in "Other expenses" represents
the aggregate amount
      that is payable by the Master Portfolio, the
Underlying Portfolios and
      the fund, and has been estimated based on expenses
the fund expects to
      incur during its first full fiscal year.
****  Management has agreed to cap the fund's other
expenses at     %. Manage-
      ment may not discontinue or modify this cap without
the approval of the
      fund's trustees. As a result of the expense cap,
the total annual fund
      operating expenses will not exceed     % for Class
A Shares and     % for
      Class D Shares.


Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $      $

Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $
Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $

Class Y (with or without redemption)    $      $

 More on the funds' investments

Foreign investments Each Master Portfolio's investments in securities of for-eign issuers involves greater risk than investments in securities of U.S.
issuers. Many foreign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign coun-tries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques Each Master Portfolio may, but need not, use derivate contracts, such as futures and options on securities, securities indi-ces or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
 . Settle transactions in securities quoted in foreign currencies

Sector Funds

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle each Master Portfolio, as appli-cable, to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.
Even a small investment
in derivative contracts can have a big impact on each Master Portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Each Master Port-folio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Master
Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Deriva-tives can also make a Master Portfolio less liquid and harder to value, espe-cially in declining markets.

Defensive investing Each Master Portfolio may depart from its principal invest-ment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Master Portfolio takes a temporary defensive posi-tion, it may be unable to achieve its investment goal.

 Feeder fund structure

Each of the Biotechnology Fund, Global Media &
Telecommunications Fund and
Global Technology Fund is structured as a feeder fund.
None of these funds buy
individual securities directly. Instead, each fund invests in a corresponding
Master Portfolio. Each Master Portfolio invests in securities in accordance with investment objectives, policies and limitations that are similar to those of the corresponding fund.

As other investors invest their assets in each Master
Portfolio, certain eco-
nomic efficiencies may be realized with respect to each Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the fund
(and the other existing interestholders in each Master
Portfolio) would be
spread across a larger asset base as more funds invest in the Master Portfolio.
However, if a mutual fund or other investor withdraws its investment from a
Master Portfolio, the economic efficiencies that should be available through investment in a Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.



Smith Barney Mutual Funds

Each of the Biotechnology Fund, Global Media &
Telecommunications Fund and
Global Technology Fund may withdraw its investments in a Master Portfolio if the Board determines that it is in the best interests of the corresponding fund and its shareholders to do so. Upon any such withdrawal, the Board would con-sider what action might be taken, including the investment of all the assets of each fund in another pooled investment entity having the same investment objec-tive as each fund, direct management of each fund by SSB
Citi Fund Management
LLC ("SSB Citi") or CGAM.

Investment of each fund's assets in the Master Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to with-draw its investment from the Master Portfolio.

 Management

Manager A feeder fund does not need an investment manager. Each Master Portfo-lio's investment manager is SSB Citi Fund Management LLC, an affiliate of Salo-mon Smith Barney Inc. The manager's address is 388
Greenwich Street, New York,
New York 10013. The manager oversees the selection of the Master Portfolio's investments and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Subadviser Citibank, N.A., through its Citibank Global
Asset Management divi-
sion, an affiliate of the manager located at 100 First
Stamford Place, Stam-
ford, Connecticut 06902, serves as subadviser to each Master Portfolio. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages the Master Portfolio's investment portfolio, subject to the supervision of the manager. The subadviser provides investment management and advisory services to other mutual funds and, with its affiliates, currently manages over
$351 billion in assets worldwide.

Management fees For services provided to the Master
Portfolio, each Master
Portfolio pays the manager the annual investment management fee described below
(based on a percentage of the Master Portfolio's average daily net assets):

Biotechnology Fund:    %
Global Media & Telecommunications Fund:    %
Global Technology Fund:    %

Sector Funds

Sub-Advisory fees For services provided to the Master
Portfolios, the manager
pays the subadviser the annual subadvisory fee described below (based on a per-centage of the Master Portfolios's average daily net assets):

Biotechnology Fund:    %
Global Media & Telecommunications Fund:    %
Global Technology Fund:    %

Administrator SSB Citi serves as the administrator of each of the Financial
Services Fund, the Health Sciences Fund and the
Technology Fund.

Pursuant to a written agreement, State Street Bank and Trust Company provides certain fund accounting services and calculates the daily net asset value for each of the Financial Services Fund, Health Sciences Fund and Technology Fund.
The principal business address of State Street is 225
Franklin Street, Boston,
Massachusetts 02110.

Administration fees For its services, SSB Citi receives a
fee equal on an
annual basis to      % of each fund's average daily net
assets.

Distributor Each fund has entered into an agreement with Salomon Smith Barney to distribute the fund's shares. A selling group consisting of other broker-dealers sells fund shares to the public.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi
Fiduciary Trust Company
serves as each fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


Smith Barney Mutual Funds

 Subscription offering period

Salomon Smith Barney and investment dealers in the
selling group will solicit
subscriptions for shares of the fund during the
subscription offering period,
which is scheduled to end on      , 2000. On the third
business day after the
end of the subscription offering period, subscriptions for the shares will be payable, exchanges into the fund will be permitted, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new
investors on      , 2000.
This suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's discretion. During the suspension, existing sharehold-ers of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the pub-lic.

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Salomon Smith
Barney Financial Consul-
tant.


Sector Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and
  Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 . A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial
Additional

                                       Classes A, B, L
Class Y   All Classes
General                                    $1,000
$15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250
$15 million     $50
Qualified Retirement Plans*                $   25
$15 million     $25
Simple IRAs                                $    1
n/a         $ 1
Monthly Systematic Investment Plans        $   25
n/a         $25
Quarterly Systematic Investment Plans      $   50
n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section
  403(b)(7) or Section 401(a) of the Internal Revenue
Code, including 401(k)
  plans


Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class
L     Class Y
Key features             .Initial    .No initial .The
ini-   .No initial
                          sales       sales       tial
sales  or
                          charge      charge      charge
is   deferred
                          .You may    .Deferred   lower
than  sales
                          qualify     sales       Class A
charge
                          for reduc-  charge
 .Deferred   .Must
                          tion or     declines    sales
invest at
                          waiver of   over time   charge
for  least $15
                          initial     .Converts   only 1
million
                          sales       to Class A  year
 .Lower
                          charge      after 8     .Does
not   annual
                          .Lower      years       convert
to  expenses
                          annual      .Higher     Class A
than the
                          expenses    annual      .Higher
other
                          than Class  expenses    annual
classes
                          B and       than Class
expenses
                          Class L     A           than
Class
                                                  A
---------------------------------------------------------
---------------
Initial sales charge     Up to       None        1.00%
None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $500,000 or
                         more
---------------------------------------------------------
---------------
Deferred sales charge    1% on pur-  Up to 5%    1% if
you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
---------------------------------------------------------
---------------
Annual distribution and  0.25% of    1% of aver- 1% of
aver- None
service fees             average     age daily   age
daily
                         daily net   net assets  net
assets
                         assets
---------------------------------------------------------
---------------
Exchange privilege*      Class A     Class B     Class L
Class Y
                         shares of   shares of   shares
of   shares of
                         most Smith  most Smith  most
Smith  most Smith
                         Barney      Barney      Barney
Barney
                         funds       funds       funds
funds
---------------------------------------------------------
---------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Sector Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                   Sales Charge as a % of
                                   Offering  Net amount
Amount of purchase                 price (%) invested (%)
Less than $25,000                    5.00        5.26
$25,000 but less than $50,000        4.25        4.44
$50,000 but less than $100,000       3.75        3.90
$100,000 but less than $250,000      3.25        3.36
$250,000 but less than $500,000      2.75        2.83
$500,000 but less than $1,000,000    2.00        2.04
$1,000,000 or more                   -0-         -0-

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these
Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales


Smith Barney Mutual Funds
  charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD
 . 403(b) or 401(k) retirement plans, if certain conditions are met
 . Clients of newly employed Salomon Smith Barney
Financial Consultants, if cer-
  tain conditions are met
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information
("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through
8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                            Shares issued:     Shares
issued:
                            On reinvestment of Upon
exchange from
Shares issued:              dividends and      another
Smith Barney
At initial purchase         distributions      fund
Eight years after the date  In same proportion On the
date the
of purchase                 as the number of   shares
originally
                            Class B shares     acquired
would
                            converting is to   have
converted
                            total Class B      into Class
A
                            shares you own     shares
                            (excluding shares
                            issued as a divi-
                            dend)


Sector Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested).
In addition, if you
redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . On certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith
Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open
a brokerage account
        Barney   and make arrangements to buy shares. If
you do not provide
     Financial   the following information, your order
will be rejected:
 Consultant or
        dealer   .Class of shares being bought
representative   .Dollar amount or number of shares being
bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day
after you place your
                 order. Salomon Smith Barney or your
dealer representative may
                 charge an annual account maintenance
fee.
---------------------------------------------------------
-----------------------
   Through the   Qualified retirement plans and certain
other investors who
   fund's sub-   are clients of a selling group member
are eligible to buy
      transfer   shares directly from the fund.
         agent
                 . Write the sub-transfer agent at the
following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                 . Enclose a check made payable to the
applicable fund to pay
                   for the shares. For initial purchases,
complete and send an
                   account application.
                 .  For more information, call the
transfer agent at
                    1-800-451-2010.

Sector Funds

---------------------------------------------------------
-----------------------
     Through a   You may authorize Salomon Smith Barney,
your dealer represen-
    systematic   tative or the sub-transfer agent to
transfer funds automati-
    investment   cally from a regular bank account, cash
held in a Salomon
          plan   Smith Barney brokerage account or Smith
Barney money market
                 fund to buy shares on a regular basis.

                 . Amounts transferred should be at least
$25 monthly or $50
                   quarterly
                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the sub-transfer agent may
charge you a fee

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith
Barney Financial Con-
      offers a   sultant or dealer representative to
exchange into other Smith
   distinctive   Barney funds. Be sure to read the
prospectus of the Smith
     family of   Barney fund you are exchanging into. An
exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   . You may exchange shares only for
shares of the same class
 varying needs     of another Smith Barney fund. Not all
Smith Barney funds
 of both large     offer all classes.
     and small   . Not all Smith Barney funds may be
offered in your state of
     investors     residence. Contact your Salomon Smith
Barney Financial Con-
                   sultant, dealer representative or the
transfer agent.
                 . You must meet the minimum investment
amount for each fund.
                 . If you hold share certificates, the
sub-transfer agent must
                   receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.
                 . The fund may suspend or terminate your
exchange privilege
                   if you engage in an excessive pattern
of exchanges.


Smith Barney Mutual Funds

---------------------------------------------------------
-----------------------
     Waiver of   Your shares will not be subject to an
initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will
continue to be mea-
                 sured from the date of your original
purchase. If the fund
                 you exchange into has a higher deferred
sales charge, you
                 will be subject to that charge. If you
exchange at any time
                 into a fund with a lower charge, the
sales charge will not be
                 reduced.
  By telephone   If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize
telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call
the transfer agent at
                 1-800-451-2010 between 9:00 a.m. and
4:00 p.m. (Eastern
                 time).

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.

---------------------------------------------------------
-----------------------
       By mail   If you do not have a Salomon Smith
Barney brokerage account,
                 contact your dealer representative or
write to the sub-trans-
                 fer agent at the address on the
following page.

Sector Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 your dealer representative to redeem
shares of a fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers (documents transferring
ownership of certifi-
                 cates) before the redemption is
effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears, which may take up to 15
days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in
your account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
---------------------------------------------------------
-----------------------
       By mail   For accounts held directly at a fund,
send written requests
                 to the sub-transfer agent at the
following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the
following:

                 . The account number
                 . The class of shares and the dollar
amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as
the account is regis-
                   tered


Smith Barney Mutual Funds

---------------------------------------------------------
-----------------------
  By telephone   If you do not have a brokerage account,
you may be eligible
                 to redeem shares (except those held in
retirement plans) in
                 amounts up to $10,000 per day through
the transfer agent. You
                 must complete an authorization form to
authorize telephone
                 redemptions. If eligible, you may
request redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a new authorization form to change the bank account
designated to receive wire
                 transfers and you may be asked to
provide certain other docu-
                 ments.

---------------------------------------------------------
-----------------------
     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or quarterly
basis. To qualify you
    withdrawal   must own shares of the fund with a value
of at least $10,000
         plans   ($5,000 for retirement plan accounts)
and each automatic
                 redemption must be at least $50.

                 The following conditions apply:

                 . Your shares must not be represented by certificates
                 . All dividends and distributions must
be reinvested

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.

Sector Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-
  istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission


Smith Barney Mutual Funds

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other sharehold-ers. Each fund may limit additional purchases and/or exchanges by a sharehold-er.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon
Smith Barney or one of its affiliates. The funds offer
Class A shares at net
asset value to participating plans under the programs.
You can meet minimum
investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 . For plans opened on or after March 1, 2000 that are not plans for which
  Paychex Inc. or an affiliate provides administrative services ("Paychex plan"), Class A shares may be purchased regardless of the amount invested.

 . For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

 . Class A shares may be purchased by plans investing at least $1 million.
 . Class L shares may be purchased by plans investing less than $1 million.
   Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

Sector Funds

  If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call you Salomon Smith Barney
Financial Consultant or the
transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your
Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital
gain or loss;
                                       long-term only if
shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital
gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares.
You may want to avoid
buying shares when the fund is about to declare a long-term capital


Smith Barney Mutual Funds
gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabil-ities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New
York Stock Exchange is
open. This calculation is done when regular trading closes on the Exchange
(normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S.
markets are closed and the
value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Sector Funds

                    (This page is intentionally left
blank.)

SalomonSmithBarney
                                                   ------
----------------------
                                                   A
member of citigroup [LOGO]

Biotechnology
Fund

Global Media & Telecommunications Fund

Global Technology Fund

Each an investment portfolio of Smith Barney Sector
Series Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant,
dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual
Funds, 388 Greenwich Street, MF2, New York, New York
10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about each fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C.
In addition, infor-
mation on the operation of the Public Reference Room may be obtained by call-ing the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the Commission's Public
Reference Section,
Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

 SMSalomon Smith Barney is a service mark of Salomon
Smith Barney Inc.

(Investment Company Act
file no. 811-04757)
FD 01756   2/00



Part B-Statement of Additional Information for the
Biotechnology Fund, Global Media & Telecommunications
Fund and Global Technology Fund



August __, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.

Smith Barney Biotechnology Fund
Smith Barney Global Media & Telecommunications Fund
Smith Barney Global Technology Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Biotechnology Fund
("Biotechnology Fund"), Smith Barney Global Media &
Telecommunications Fund ("Global Media &
Telecommunications Fund") and Smith Barney Global
Technology Fund ("Global Technology Fund") (each, a
"Fund") dated August __, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each Fund is a series of the Smith Barney
Sector Series Inc. (the "Company") which also offers four other series: Smith Barney Natural Resources
Fund, Smith Barney Financial Services Fund, Smith
Barney Health Sciences Fund and Smith Barney
Technology Fund. The prospectus and copies of other information on the funds may be obtained free of charge by contacting a Salomon Smith Barney Financial
Consultant, or by writing or calling Salomon Smith
Barney at the address or telephone number above.

TABLE OF CONTENTS
Investment Objective and Management Policies	2
Risk Factors	8
Investment Restrictions	18
Directors and Executive Officers of the Company	20
Investment Management and Other Services	22
Portfolio Transactions	25
Portfolio Turnover	27
Purchase of Shares	27
Redemption of Shares	34
Valuation of Shares	35
Exchange Privilege	36
Performance Information	37
Dividends, Distributions and Taxes	39
Other Information About the Company	44
Financial Statements	45
Other Information	45

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

In order to take advantage of the economies of scale offered by a larger pool of assets, each fund is structured as a "feeder" fund. A feeder fund seeks to achieve its investment objective through investments in a corresponding Master Portfolio. The Master
Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the fund. In other words, the fund "feeds" shareholder investments into its corresponding Master Portfolio.

The prospectus discusses each fund's and each Master
Portfolio's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each fund and each Master Portfolio may invest, the investment policies and portfolio strategies the fund and each Master Portfolio may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi") serves as each fund's administrator.

Master Sector Portfolio ("MSP") is an open-end, management investment company, organized on April
2000, as a business trust under the laws of the State of [New York]. MSP is a "series fund," which is a mutual fund divided into separate portfolios:
Financial Services Master Portfolio, Health Sciences
Master Portfolio and Technology Master Portfolio
(each, a "Master Portfolio") are non-diversified portfolios of MSP. Each Master Portfolio is treated as a separate entity for certain purposes under the Investment Company Act of 1940, as amended (the "1940
Act"), and for other purposes, an interestholder of the Master Portfolio is not deemed to be an interestholder of any other master portfolio of MSP.

A feeder fund does not need an investment manager. SSB
Citi (the "Manager") serves as Investment Manager to each Master Portfolio. Citibank, N.A., through its
Citibank Global Asset Management division ("CGAM" or the "Sub-Adviser"), an affiliate of the Manager, serves as the sub-adviser to each Master Portfolio.

Beneficial interests in the Master Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the
Master Portfolios may be made only by investment companies or certain other entities, which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold units of beneficial interest ("interests") in the Master Portfolios are sometimes referred to herein as "feeder funds."

Master/Feeder Fund Structure

Unlike mutual funds that directly acquire and manage their own portfolio of securities, each fund is a "feeder" fund in a "master/feeder" structure. This means that each fund invests in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of each fund. The investment performance of each fund depends on the investment performance of each Master
Portfolio. If the investment policies of a fund and the Master Portfolio become inconsistent, the Board of Directors of the fund can decide what actions to take.
Actions the Board of Directors may recommend include withdrawal of a fund's assets from the Master
Portfolio. The Board of Directors would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

Investment in each fund's assets in the Master
Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Portfolio.

Biotechnology Fund

Biotechnology Fund seeks long-term capital appreciation by investing primarily in common stocks.
The Fund invests in the Biotechnology Master Portfolio that invests at least 80% of its assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes.
The Fund will also invest in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

Global Media & Telecommunications Fund

Global Media & Telecommunications Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests in the Global Media &
Telecommunications Master Portfolio that invests at least 80% of its assets in securities of companies principally engaged in the following: the development, production, sale, and distribution of goods or services used in the broadcast and media industries;
and in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.

Global Technology Fund

Global Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks. The Fund invests in the Global
Technology Master Portfolio that normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.


Each Master Portfolio

Each Master Portfolio may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. In addition, the Global Media & Telecommunications Master Portfolio and
Global Technology Master Portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. Because each Master Portfolio is considered non-diversified, a Master Portfolio may invest a significant percentage of its assets in a single issuer.

In buying and selling securities for each Master
Portfolio, CGAM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position.
Factors considered include long-term growth potential, earnings estimates and quality of management.

CGAM may lend each Master Portfolio's securities to broker-dealers or other institutions to earn income for the Master Portfolio. CGAM may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Master Portfolio's exposure to changing security prices or other factors that affect security values. If CGAM's strategies do not work as intended, a Master Portfolio may not achieve its objective.

Under normal market conditions, the majority of a Master Portfolio's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. Each Master
Portfolio reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Master Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Equity Securities. Each Master Portfolio will normally invest at least 80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities and Delayed-Delivery
Transactions. Each Master Portfolio may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Master Portfolio does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Master Portfolio with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Master Portfolio at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyer.
When the Master Portfolio agrees to purchase when-issued or delayed-delivery securities, the Master
Portfolio will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Master Portfolio's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Master Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Master Portfolio's commitment.
The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Master Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Master Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.
Failure of the seller to do so may result in the Master Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Each Master Portfolio may invest in securities of foreign issuers. Moreover, the Global
Media & Telecommunication Master Portfolio and the
Global Technology Master Portfolio may invest without limitation in foreign securities. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the Master Portfolio might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States.
In addition, there may be less publicly available information about a non-U.S. company, and non-U.S.
companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

Each Master Portfolio may also invest in securities of foreign issuers in the form of American Depository
Receipts ("ADRs"), European Depository Receipts
("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, the Master Portfolio can avoid currency risks during the settlement period for either purchases or sales.
In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Master Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Master Portfolio's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar.
In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Master Portfolio's securities are quoted would reduce the Fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.
A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Master Portfolio's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Master Portfolio might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Master
Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Money Market Instruments. Each Master Portfolio may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include:
obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Master Portfolio may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). A
Master Portfolio would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Master
Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Master Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by CGAM. CGAM will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least
102% of the repurchase price (including accrued interest). In addition, CGAM will require that the value of this collateral, after transaction costs
(including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. CGAM will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Master Portfolio under the Investment Company Act of 1940, as amended
(the "1940 Act").
Reverse Repurchase Agreements. Each Master Portfolio may enter into reverse repurchase agreements which involve the sale of Master Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Master
Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Master
Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash.
Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Master Portfolio intends to use the reverse repurchase technique only when CGAM believes it will be advantageous to the Master Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Master Portfolio's assets. The Master Portfolio's custodian bank will maintain a separate account for the Master Portfolio with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Master
Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Master
Portfolio will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Master Portfolio. From time to time, the Master Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Master
Portfolio and that is acting as a "finder."
By lending its securities, the Master Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Master Portfolio, income received could be used to pay the Master
Portfolio's expenses and would increase an investor's total return. The Master Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Master Portfolio must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Master Portfolio must be able to terminate the loan at any time; (iv) the Master Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Master Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Master Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Master Portfolio also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 331/3% of its total assets, and may pledge its assets in connection with such borrowings. If a Master Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Master Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Master Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

RISK FACTORS

Companies in the each sector face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, a Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. Each sector may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

The types of companies in which a Master Portfolio invests present risks. The market may value companies according to size, or market capitalization, rather than on financial performance. The companies in each sector may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in these sectors may fluctuate more than those of other companies because of short product cycles and competitive pricing. Investors' enthusiasm for these stocks can also change dramatically, causing stock prices to rise and fall sharply.

Biotechnology Master Portfolio

Patent considerations, intense competition, rapid technological change and obsolescence, and government regulation can significantly (and adversely) affect the biotechnology sector. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

This sector generally is subject to extensive governmental regulation, which may change frequently.
In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of capital, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services companies.


Global Media & Telecommunications Master Portfolio

Companies in the media and telecommunications sector are subject to the risks of rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, and a dependency on patent and copyright protection. The media sector can be significantly (and adversely) affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations. The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The telecommunications industry is subject to governmental regulation and greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

The communications, entertainment, media and publishing industries are subject to governmental regulation and a greater price volatility than the overall market and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

Certain of the companies in which the Master Portfolio invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Master
Portfolio invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Global Technology Master Portfolio

Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of faster-growing, more volatile technology companies that CGAM believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Sector Risks CGAM believes that because of rapid advances in each sector, an investment in companies with business operations in these areas may offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. A Master Portfolio may also invest in the stocks of companies that may benefit from the commercialization of technological advances, although they may not be directly involved in research and development.
The sectors have exhibited and may continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the sector. In general, the stocks of large capitalized companies that are well established in the sector can be expected to grow with the market and will frequently be found in a Master Portfolio's portfolio. The expansion of each sector and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. A Master Portfolio's investment policy is not limited to any minimum capitalization requirement and a Master Portfolio may hold securities without regard to the capitalization of the issuer.
CGAM's overall stock selection for a Master Portfolio is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Risks Associated with Particular Investments

Market Risk. Equity stock prices vary and may fall, thus reducing the value of your Fund's investment.
Certain stocks selected for any Master Portfolio's portfolio may decline in value more than the overall stock market.

Foreign Securities. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.
Each Master Portfolio has the ability to invest more than 25% of its respective assets in the securities of non-U.S. issuers. In addition, the Global Media &
Telecommunications Master Portfolio and Global
Technology Master Portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries

Many countries impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Government  actions around the world,  specifically
in the area of pre-marketing clearance of products and
prices, can be arbitrary  and   unpredictable.
Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Master Portfolio's investment in a security valued in the foreign currency, or based on that currency value.

Political and Diplomatic Risk. Political actions, events or instability may result in unfavorable changes in the value of a security. In addition, a change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Liquidity Risk. A Master Portfolio's portfolio is liquid if the Master Portfolio is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Smaller Capitalized Companies. CGAMr believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Master Portfolio has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Derivatives Risk. A Master Portfolio's use of options, futures and options on futures
("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect corrrelation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skill than those needed to select portfolio securities, and (iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Master Portfolio.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Non-Diversified Classification. Each Master Portfolio is classified as a non-diversified fund under the 1940
Act which means the Master Portfolio is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Master Portfolios may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each
Master Portfolio intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Master Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Master Portfolio will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Master Portfolio's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Master Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

Options, Futures and Currency Strategies.  Each Master
Portfolio may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Master
Portfolio. There can be no assurance that such efforts will succeed.

In order to assure that the Master Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity
Futures Trading Commission ("CFTC") require that the
Master Portfolio enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Master Portfolio's assets.
To attempt to hedge against adverse movements in exchange rates between currencies, the Master
Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies.
The Master Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when CGAM anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging").
Further, when CGAM believes a particular currency may decline compared to the U.S. dollar or another currency, the Master Portfolio may enter into a forward contract to sell the currency CGAM expects to decline in an amount approximating the value of some or all of the Master Portfolio's securities denominated in that currency, or when CGAM believes one currency may decline against a currency in which some or all of the portfolio securities held by the Master Portfolio are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Master Portfolio may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where CGAM believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Master Portfolio are denominated ("cross hedging"). The Master Portfolio places (i) cash, (ii)
U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Master
Portfolio having a value equal to the aggregate amount of the Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Master Portfolio's commitments with respect to such contracts.

For hedging purposes, the Master Portfolio may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Master Portfolio or which CGAM intends to include in its portfolio. The Master Portfolio also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Master Portfolio may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Master Portfolio is obligated as a writer. A call option written by the Master Portfolio is "covered" if the Master Portfolio owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Master Portfolio's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Master Portfolio holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Master Portfolio in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Master Portfolio's books.

The Master Portfolio may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Master Portfolio may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Master Portfolio in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Master Portfolio may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include:
dependence on the CGAM's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Master Portfolio invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the Master Portfolio may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Master Portfolio may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Master Portfolio may engage in writing covered call options. Each Master Portfolio may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Master Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Master Portfolio will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money,"
"at-the-money" and "out-of-the-money," respectively.

The Master Portfolio may write (a) in-the-money call options when CGAM expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when
CGAM expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when CGAM expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Master Portfolio as the writer of an option continues, the Master
Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Master Portfolio effects a closing purchase transaction. The Master Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Master Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing
Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Master Portfolio expects to write options only on national securities exchanges or in the over-the-counter market. The Master
Portfolio may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Master Portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which the Master Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.
Similarly, when the Master Portfolio has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Master Portfolio initially paid for the original option plus the related transaction costs.

Although the Master Portfolio generally will purchase or write only those options for which CGAM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Master Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Master
Portfolio and other clients of the Manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

Although CGAM will attempt to take appropriate measures to minimize the risks relating to the Master
Portfolio's writing of call options and purchasing of put and call options, there can be no assurance that the Master Portfolio will succeed in its option-writing program.

Stock Index Options. As described generally above, each Master Portfolio may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.
Some stock index options are based on a broad market index such as the New York Stock Exchange Composite
Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's
100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment
Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Master Portfolio correlate with price movements of the stock index selected.
Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Master
Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the Master Portfolio of options on stock indexes will be subject to CGAM's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


Futures Contracts and Options on Futures Contracts.
As described generally above, each Master Portfolio may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Master Portfolio is to protect the Master Portfolio from fluctuations in the value of securities without actually buying or selling the securities. The Master Portfolio may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Master Portfolio will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Master Portfolio's books to the extent required by law.

The purpose of entering into a futures contract by the Master Portfolio is to protect the Master Portfolio from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Master Portfolio anticipates an increase in the price of stocks it intends to purchase at a later time, the Master Portfolio could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Master Portfolio's not participating in a market advance. The Master
Portfolio then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Master Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Master Portfolio upon the purchase or sale of a futures contract. Initially, the Master Portfolio will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Master
Portfolio, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Master Portfolio enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Master Portfolio's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Master Portfolio's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Master
Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Master Portfolio's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Master Portfolio is subject to the ability of the CGAM to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Master Portfolio intend to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
In such event, and in the event of adverse price movements, the Master Portfolio would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.
As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

Each fund has adopted the following investment restrictions for the protection of shareholders.
Although each fund currently will invest all of its assets in the Master Portfolio, the Board of Directors intends to maintain the same investment restrictions.
Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of a fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares.

Each Master Portfolio has adopted the following investment restrictions as fundamental policies.
These restrictions cannot be changed, as to a Master
Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master
Portfolio's outstanding voting securities.  The Master
Portfolio may not:

1.	Purchase or sell the securities of any issuer,
if, as a result of such purchase or sale, less than 25% of the assets of the Master Portfolio would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Master Portfolio.

2.	Borrow money, except that (a) the Master
Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the Master Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
(a) and (b), the Master Portfolio will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Master Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Master
Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Master Portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the Master Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid
security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Master Portfolio's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of each Fund, as defined in the 1940 Act, is indicated by an asterisk.

HERBERT BARG (Age 76). Private Investor. Director or trustee of 18 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc.
Director or trustee of 13 investment companies associated with Citigroup. His address is 19 Circle
End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 78).  Consultant, HMK Associates.
Retired Vice Chairman of the Board of Restaurant
Associates Corp. Director or trustee of 22 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham
Park, New Jersey 07932.

DWIGHT B. CRANE (Age 62).  Professor, Harvard Business
School. Director or trustee of 25 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road,
Boston, Massachusetts 02163.

BURT N. DORSETT (Age 69). Managing Partner of the investment counseling firm Dorsett McCabe Management, Inc. Director of Research Corporation Technologies,
Inc., a nonprofit patent clearing and licensing firm.
Director or trustee of 13 investment companies associated with Citigroup. His address is 201 East
62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 73).  Chairman of the Board and
President of The Dress Barn, Inc. Director or trustee of 13 investment companies associated with Citigroup.
His address is 30 Dunnigan Drive, Suffern, New York
10021.

STEPHEN E. KAUFMAN (Age 67). Attorney. Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park Avenue, New York,
New York 10172.

JOSEPH J. McCANN (Age 69).  Financial Consultant.
Retired Financial Executive, Ryan Homes, Inc.
Director or trustee of 13 investment companies associated with Citigroup. His address is 200 Oak
Park Place, Pittsburgh, Pennsylvania 15243.

*HEATH B. McLENDON (Age 66).  Chairman of the Board,
President and Investment Officer. Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"),
President of SSB Citi and Travelers Investment
Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the
Board of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New
York, New York 10048.

CORNELIUS C. ROSE, JR. (Age 67).  President, Cornelius
C. Rose Associates, Inc., financial consultants, and
Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt. 6,
West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 42).  Senior Vice President and
Treasurer.  Managing Director of Salomon Smith Barney,
Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSB Citi and TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup.

PAUL BROOK (Age 46). Controller. Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

CHRISTINA T. SYDOR (Age 47).  Secretary.  Managing
Director of Salomon Smith Barney. General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of January 12, 2000, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of common stock of the Company. As of January 12, 2000, to the knowledge of the Company and the Board no single shareholder or "group" (as that term is used in Section 13(d) of the Securities
Act of 1934) beneficially owned more than 5% of the outstanding shares of the Company.

No officer, Director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All
Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.


The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each
Director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The
Company does not pay retirement benefits to its Directors and officers. Officers and interested
Directors of the Company are compensated by Salomon
Smith Barney.






Name of Person



Aggregate
Compensat
ion
From
Company

Total
Pension or
Retirement
Benefits
Accrued
as part of
Company
Expenses

Compensation
from Company
and Fund
Complex
Paid to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,250.00
$3,000.00
$2,750.00
$3,250.00
$3,250.00
$2,500.00
$3,250.00
$3,250.00
     $
0.00
$3,000.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$105,425.00
        $
51,200.00
$132,500.00
$139,975.00
        $
51,200.00
        $
47,550.00
        $
96,400.00
        $
51,200.00
        $
0.00
        $
51,200.00

18
13
22
25
13
13
15
13
71
13

*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, Company Directors are required to change to emeritus status. Directors
Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to Company Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $1,500.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Master Portfolio Manager and Sub-Adviser

Each Master Portfolio has substantially the same investment objectives as the corresponding fund.
Consequently, the funds do not have their own investment adviser. SSB Citi serves as each Master
Portfolio's Investment manager and provides investment guidance and policy direction for the Master
Portfolios.

SSB Citi serves as Manager to each Master Portfolio pursuant to an investment management agreement (the
"Investment Management Agreement") with MSP on behalf of each Master Portfolio which was approved by MSP's
Board of Trustees, including a majority of trustees who are not "interested persons" of MSP or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of MSP's Board of Trustees, the Manager manages each Master Portfolio's portfolio in accordance with the Master Portfolio's stated investment objective and policies, makes investment decisions for the Master Portfolio, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Master
Portfolio. The Manager pays the salary of any officer and employee who is employed by both it and the MSP.
The Manager bears all expenses in connection with the performance of its services. The Manager also: (a) assists in supervising all aspects of the Master
Portfolio's operations; (b) supplies each fund and Master Portfolio with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of each Master Portfolio and fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund and each Master Portfolio, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the respective Master Portfolio pays the Manager the annual investment management fee described below
(based on a percentage of it's average daily net assets) which fees are passed along to each fund as a shareholder of the corresponding Master Portfolio:

Biotechnology Master Portfolio:
	____%
Global Media & Telecommunications Master Portfolio:
	____%
Global Technology Master Portfolio:
	____%

Sub-adviser - CGAM

CGAM serves as investment sub-adviser to each fund pursuant to a sub-advisory agreement (the "Sub-advisory Agreement") with MSP on behalf of each Master
Portfolio which was approved by MSP's Board of Trustees, including a majority of trustees who are not "interested persons" of the MSP or the Manager. CGAM is a division of Citigroup and, together with its affiliates, managed more than $351 billion in assets as of December 31, 1999. CGAM offers a wide range of investment services to customers across the United
States and throughout the world. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. CGAM manages the assets of various mutual funds and provides certain administrative services to those funds. CGAM employs a disciplined approach to investing where its portfolio managers, fundamental and quantitative analysts work together to meet client objectives.

As compensation for investment sub-advisory services, the Manager pays the sub-adviser the fee described below (based on a percentage of the fund's average daily net assets) which fees are passed along to each fund as a shareholder of the corresponding Master
Portfolio:

Biotechnology Master Portfolio:
	____%
Global Media & Telecommunications Master Portfolio:
	____%
Global Technology Master Portfolio	:
	____%



Custodian, Fund Accounting Services Agent and Sub-administrator of the Master Portfolio

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin
Street, Boston, Massachusetts, 02110, serves as custodian of the assets of each fund and the corresponding Master Portfolio. As a result, State
Street has custody of all securities and cash of each fund and the corresponding Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of each fund and corresponding Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of a fund and the corresponding Master
Portfolio. State Street also acts as each fund's
Accounting Services Agent.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company (the "transfer agent") located at 388 Greenwich Street, New York, New York
10013, serves as each Fund's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services (formerly known as First
Data Investor Services Group, Inc.) ("sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, a subsidiary of PNC Bank, serves as each Fund's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee from the transfer agent computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New
York, New York 10154, have been selected to serve as auditors of the Company and to render opinions on each Fund's financial statements.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the Company and each Fund. Stroock & Stroock & Lavan LLP serves as counsel to the "non-interested" directors of each Fund.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as each Fund's distributor pursuant to a written agreement with the Company dated October 8, 1998 (the "Distribution
Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 15, 1998, as amended on January 31, 2000.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management Agreement for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, each Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
L shares. In addition, the Fund pays Salomon Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying
Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution
Agreement (the "independent directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

CGAM arranges for the purchase and sale of the Master
Portfolio's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. CGAM may select brokers and dealers that provide it with research services and may cause the Master Portfolio to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon
Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the Manager, CGAM or its affiliates to supplement its own research and analysis.

Decisions to buy and sell securities for the Master
Portfolio are made by CGAM, subject to the overall supervision and review of the MSP's Board of Trustees.
Portfolio securities transactions for the Fund are effected by or under the supervision of CGAM and/or the Manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is a Master Portfolio's policy to seek the best overall terms available. CGAM, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
CGAM receives research, statistical and quotation services from several broker-dealers with which it places the Master Portfolio's portfolio transactions.
It is possible that certain of the services received primarily will benefit one or more other accounts for which CGAM exercises investment discretion.
Conversely, the Master Portfolio may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.
CGAM's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The MSP's Board of Trustees, in its discretion, may authorize CGAM to cause a Master
Portfolio to pay a broker that provides brokerage and research services to CGAM a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith
Barney will not participate in commissions from brokerage given by a Master Portfolio to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the MSP's Board of Trustees has determined that any portfolio transaction for a Master
Portfolio may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in CGAM's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith
Barney or the affiliate charges a Master Portfolio a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon Smith Barney may directly execute such transactions for a Master
Portfolio on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Master Portfolio of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Master
Portfolio are made independently from those of the other accounts managed by CGAM, investments of the kind made by a Master Portfolio also may be made by those other accounts. When a Master Portfolio and one or more accounts managed by CGAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by CGAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Master
Portfolio or the size of the position obtained for or disposed of by the Master Portfolio.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager or any affiliates is a member, except to the extent permitted by the SEC. Under certain circumstances, a Master Portfolio may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

PORTFOLIO TURNOVER

Each Master Portfolio's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when a Master Portfolio deems it desirable to sell or purchase securities.
CGAM may cause a Master Portfolio to sell or purchase securities to ensure compliance with the Master
Portfolio's investment policies.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.


Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
% of Amount
Invested

Dealers'
Reallowance as
%
of Offering
Price

Less than
$25,000
5.00%
5.26%
%
$ 25,000 -
$49,999
4.25

4.44

$50,000 -
$99,999
3.75

3.90

$100,000 -
$249,999
3.25

3.36

$250,000 -
$499,999
2.75

2.83

$500,000 -
$1,000,000
2.00
2.04
*
$1,000,000 or
more
-0-
-0-


*	Purchases of Class A shares of $1,000,000 or
more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales
Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.  Until June
22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney
Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

The Funds' shares are continuously offered to new investors. See "Purchase of Shares" Investors may purchase shares from a Salomon Smith Barney Financial
Consultant or a broker that clears through Salomon
Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer
Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith
Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including
Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual
Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith
Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another
Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the sub-transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial
Consultant or the sub-transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any Deferred Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith
Barney. To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation
($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and
(e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds
Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds
Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.
If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market
Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market
Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such
Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund.
Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the
Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares:
Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.


At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401
(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same Fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class
B shares, but instead may acquire Class A shares of the same fund. If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred
Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k)
Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan;
(c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A deferred sales charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding
$500,000) redeemed within one year of purchase.

REDEMPTION OF SHARES

The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc.
(the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or
(c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual Funds.

B. Class B shares of any Fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any Fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the Fund exchanged for Class L shares of another
Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE INFORMATION

From time to time, the Company may advertise the Fund's total return and average annual total return in advertisements and/or other types of sales literature.
These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial
payment of $ 1,000.
			T	=	average annual total
return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value
of a hypothetical $1,000
					investment made at the
beginning of a 1-, 5- or 10-year
					period at the end of the
1-, 5- or 10-year period (or
					fractional portion
thereof), assuming reinvestment of all
					dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable
Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

DIVIDENDS, DISTRIBUTIONS AND TAXES  tc "TAXES "

MSP is organized as a business trust under __________ law. Under MSP's current classification for federal income tax purposes, it is intended that each Master
Portfolio will be treated as a partnership for such purposes and, therefore, such Master Portfolio will not be subject to any federal income tax on its income and gains (if any). However, each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of MSP) of such Master Portfolio's taxable income and capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

MSP's taxable year-end is the last day of October.
Although MIP will not be subject to federal income tax, it will file appropriate federal income tax returns

The Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio may satisfy the requirements of Subchapter M of the Code by investing substantially all of its assets in the Master
Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Master Portfolio.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change. Each fund will be treated as a separate entity for federal tax purposes.
Unless otherwise noted, the following discussion is applicable to each fund.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year,
(i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of federal income tax law, including the application of the foregoing qualification requirements, a fund will be treated as if it derived directly its proportionate share of each item of income, deduction, gain or loss (and as if it held directly its proportionate share of the assets and liabilities) of each Master Portfolio in which it invests, either directly or indirectly.

As a regulated investment company, the fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable, plus or minus certain other adjustments as specified in the Code and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least
98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section
1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Index Swaps. As a result of entering into index swaps, the fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year).

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, the fund may make a mark-to-market election that would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal
Revenue Service (the "IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized capital gains. However, if the fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United
Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United
States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in such shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United
States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

OTHER INFORMATION ABOUT THE COMPANY

The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name
Shearson Lehman Precious Metals and Minerals Fund Inc.
As the name of its sponsor has changed, the Company's name has been changed on December 19, 1995 to Smith
Barney Natural Resources Fund Inc. (the "Natural
Resources Fund").  On November 29, 1999, the Board of
Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series Inc., with the Natural Resources Fund, Financial Services
Fund, Health Sciences Fund, Technology Fund,
Biotechnology Fund, Global Media & Telecommunications
Fund, and Global Technology each classified as a series of the Company.

The Company offers shares of seven separate series with a par value of $.001 per share. Each Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The
Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholder's meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

Master Portfolio Organization

The Master Portfolio is a series of Master Sector
Portfolio  ("MSP"), an open-end, series management
investment company organized as 		 business
trust.  MSP was organized on April 	, 2000.  In
accordance with Delaware law and in connection with the tax treatment sought by MSP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The
Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MSP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MSP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MSP are not binding upon its trustees individually but only upon the property of MSP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the fund.
MSP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the fund is requested to vote on a matter with respect to the Master Portfolio, the fund will hold a meeting of fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such fund will vote such shares in the same proportion as the shares for which the fund does receive voting instructions.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not yet commenced operations. Consequently, there are no financial statements for the Funds at this time.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.
Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



































SMITH BARNEY
SECTOR SERIES INC.



Biotechnology Fund

Global Media &
Telecommunications Fund

Global Technology Fund

















August __, 2000


SMITH BARNEY SECTOR SERIES INC.
388 Greenwich Street
New York, NY 10013

								SALOMON
SMITH
BARNEY
								A Member
of
Citigroup [Symbol]






1
G:\Fund Accounting\Legal\FUNDS\Sect\2000\SECTOR GLOBAL
MASTERFEEDER SAI
AUGUST 2000.doc



Part C. Other Information

Item 23. 	Exhibits

All references are to the Registrant's Registration
Statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC") File Nos. 33-7339 and 811-
4757 (the "Registration Statement").

(a)(1)Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment
No. 12 to the Registration Statement filed on October
27,1993 ("Post-Effective Amendment No. 12").

(a)(2)Articles of Amendment dated October 30, 1986 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3)Articles of Amendment dated November 17, 1989 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(4)Articles Supplementary dated November 5, 1992 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(5)Articles of Amendment dated November 19, 1992 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(6)Articles of Amendment dated July 30, 1993 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(7)Articles of Amendment dated October 14, 1994 and
November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration
Statement filed on December 29, 1994 ("Post- Effective
Amendment No. 15").

(a)(8)Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the
Registration Statement filed on January 23, 1996 ("Post-
Effective Amendment No. 20").

(a)(9)Articles of Amendment dated June 1, 1998 to the
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration
Statement filed on December 24, 1998 ("Post-Effective
Amendment No. 23").

(a)(10)Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 ("Post-
Effective Amendment No. 25").

(a)(11)Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No.
25.

(a)(12)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment
No. 25.

(a)(13)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment
No. 25.

(b)(1)Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2)Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 3, 1989 ("Post-
Effective Amendment No. 4").

(c)Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No.
23 to the Registration Statement filed on December 24,
1998 ("Post-Effective Amendment No. 23").

(d)(1)Form of Management Agreement between the Registrant and Mutual Management Corp. (formerly known as Smith
Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on December 18, 1995 ("Post-
Effective Amendment No. 19").

(d)(2)Form of Investment Management Agreement between the
Registrant and SSB Citi Fund Management LLC ("SSB Citi") on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000 ("Post-
Effective Amendment No. 26").

(d)(3)Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Health Sciences
Fund is incorporated by reference to Post-Effective
Amendment No. 26.

(d)(4)Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment
No. 26.

(d)(5)Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Financial Services
Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No.
26.

(d)(6)Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Health Sciences Fund,
SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.


(d)(7)Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Technology Fund, SSB
Citi and Citibank is incorporated by reference to Post-
Effective Amendment No. 26.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)Amended Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-
Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No.
23").

(e)(3)Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 ("Post-
Effective Amendment No. 24").

(e)(4)Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-
Effective Amendment No. 26.

(f)Not Applicable.

(g)Form of Custodian Agreement between the Registrant and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective Amendment No. 21 filed on February 20, 1997.

(h)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investor Services Group is incorporated by reference to Post-Effective Amendment No.
14 to the Registration Statement filed on December 30,
1993.

(i)Not Applicable.

(j)Consent of Independent Accountants to be filed by Amendment.

(k)Not Applicable.

(l)Purchase Agreement between the Registrant and Shearson
Lehman Brothers is incorporated by reference to Pre-
Effective Amendment No. 1.

(m)(1)Amended Service and Distribution Plan pursuant to
Rule 12b-1 between the Registrant and Salomon Smith
Barney Inc. is incorporated by reference to Post-
Effective Amendment No. 15.

(m)(2)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon
Smith Barney Inc. is incorporated by reference to Post-
Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No.
23").

(m)(3)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Financial Services Fund and Salomon
Smith Barney Inc. ("Salomon Smith Barney") is incorporated by reference to Post-Effective Amendment No.
26.

(m)(4)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Health Sciences Fund and Salomon Smith
Barney is incorporated by reference to Post-Effective
Amendment No. 26.


(m)(5)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Technology Fund and Salomon Smith
Barney is incorporated by reference to Post-Effective
Amendment No. 26.

(n)Financial Data Schedule to be filed by Amendment.

(o)(1)Form of Rule 18f-3(d) Multiple Class Plan of the
Registrant is incorporated by reference to Post-Effective
Amendment No. 23.

(o)(2)Form of Rule 18f-3(d) Multiple Class Plan of the
Registrant is incorporated by reference to Post-Effective
Amendment No. 26.

(p)	Code of Ethics is filed herein.


Item 24.Persons Controlled by or Under Common Control with Registrant

	None.

Item 25.Indemnification

The response to this item is incorporated by reference to Post - Effective Amendment No. 1 to the Registration
Statement filed on May 28, 1987.

Item 26.Business and Other Connections of Investment
Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB
Citi") formerly known as SSBC Fund Management Inc.
("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company.
SSB Citi is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. (formerly known as Smith Barney
Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a)

CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group
Capital Markets Funds, Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney California Municipals Fund Inc.,
Smith Barney Concert Allocation Series Inc., Smith Barney
Equity Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc., Smith Barney
Investment Trust, Smith Barney Managed Governments Fund
Inc., Smith Barney Managed Municipals Fund Inc., Smith
Barney Massachusetts Municipals Fund, Smith Barney Money
Funds, Inc., Smith Barney Muni Funds, Smith Barney
Municipal Money Market Fund, Inc., Smith Barney New
Jersey Municipals Fund Inc., Smith Barney Oregon
Municipals Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Small Cap Blend Fund, Inc., Smith Barney
Telecommunications Trust, Smith Barney Variable Account
Funds, Smith Barney World Funds, Inc., Travelers Series
Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The
Travelers Fund VA for Variable Annuities, The Travelers
Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for
Variable Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable Annuities,
The Travelers Fund ABD II for Variable Annuities, The
Travelers Separate Account PF for Variable Annuities, The
Travelers Separate Account PF II for Variable Annuities,
The Travelers Separate Account QP for Variable Annuities,
The Travelers Separate Account TM for Variable Annuities,
The Travelers Separate Account TM II for Variable
Annuities, The Travelers Separate Account Five for
Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account
Seven for Variable Annuities, The Travelers Separate
Account Eight for Variable Annuities, The Travelers Fund
UL for Variable Annuities, The Travelers Fund UL II for
Variable Annuities, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers Variable
Life Insurance Separate Account Three, The Travelers
Variable Life Insurance Separate Account Four, The
Travelers Separate Account MGA, The Travelers Separate
Account MGA II, The Travelers Growth and Income Stock
Account for Variable Annuities, The Travelers Quality
Bond Account for Variable Annuities, The Travelers Money
Market Account for Variable Annuities, The Travelers
Timed Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive
Stock Account for Variable Annuities, The Travelers Timed
Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds
Trust II, CitiFunds Trust III, CitiFunds International
Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio
200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP
Portfolio.  CFBDS is also the placement agent for Large
Cap Value Portfolio, Small Cap Value Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, U.S. Fixed Income Portfolio,
Large Cap Growth Portfolio, Small Cap Growth Portfolio,
International Equity Portfolio, Balanced Portfolio,
Government Income Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers
Opportunity Fund Inc., Salomon Brothers Investors Fund
Inc., Salomon Brothers Capital Fund Inc., Salomon
Brothers Series Funds Inc., Salomon Brothers
Institutional Series Funds Inc., Salomon Brothers
Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accountants and Records

(1) Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund
Inc.)
		388 Greenwich Street
		New York, New York 10013

(2)(a)      SSB Citi Fund Management LLC
(formerly known as SSBC Fund Management Inc.)
		388 Greenwich Street
		New York, New York 10013

(2)(b)	Citibank, N.A.
		100 First Stamford Place
		Stamford, Connecticut  06902
		(Sub-adviser to all funds except Natural
Resources Fund)

(3)(a)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(3)(b)	State Street Bank & Trust Company
225  Franklin Street
Boston, Massachusetts  02110
(as to all Funds except the Natural Resources
Fund)

(4) Smith Barney Private Trust Company, as
Transfer Agent
388 Greenwich Street
New York, New York 10013

(5) PFPC Global Fund Services, as Sub-Transfer
Agent
(formerly known as First Data Investor
Services Group,
Inc.)
One Exchange Place
Boston, Massachusetts 02109

(6) CFBDS, Inc.
21 Milk Street
Boston, Massachusetts 02109

Item 29.	Management Services

		Not Applicable.

Item 30.	Undertakings
		None


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company
Act of 1940, as amended, the Registrant, Smith Barney
Sector Series Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of May, 2000.


SMITH BARNEY SECTOR
SERIES INC.


By: /s/ Heath B. McLendon
     Health B. McLendon
     Chairman of the
Board,
     President and Chief
Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature			Title				Date

/s/Heath B. McLendon	Chairman of the Board,	May
31,2000
Heath B. McLendon		President and Chief
Executive Officer

/s/ Lewis E. Daidone	Senior Vice President	May
31,2000
Lewis E. Daidone		and Treasurer, Chief
Financial and Accounting Officer

/s/Herbert Barg		Director 			May
31,2000
Herbert Barg

/s/Alfred J. Bianchetti	Director			May
31,2000
Alfred J. Bianchetti

/s/Martin Brody		Director			May
31,2000
Martin Brody

/s/Dwight B. Crane	Director			May
31,2000
Dwight B. Crane

/s/Burt N. Dorsett	Director			May
31,2000
Burt N. Dorsett

/s/Elliot S. Jaffe	Director			May
31,2000
Elliot S. Jaffe

/s/Stephen E. Kaufman	Director			May
31,2000
Stephen E. Kaufman

/s/Joseph J. McCann	Director			May
31,2000
Joseph J. McCann

/s/Cornelius C. Rose, Jr.	Director		May
31,2000
Cornelius C. Rose, Jr.



EXHIBIT INDEX


Exhibit No.	Exhibit


(j) Consent of Independent Accountants to be filed by Amendment

(n)		Financial Data Schedule to be filed by
Amendment

(p)		Code of Ethics is filed herein.